Equity Investments With Readily Determinable Fair Values - Schedule With Readily Determinable Fair Values (Details) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule of Investments [Line Items]
Total realized and unrealized gain (loss)	$ 7,724	$ (8,688)	$ 6,010	$ (28,303)
Supplemental information on realized gain:
Cash proceeds from common stock sold — DraftKings			4,244
MSGE SPINCO, INC [Member]
Schedule of Investments [Line Items]
Total realized and unrealized gain (loss)					$ (49,842)	$ 51,178	$ 37,628
Townsquare
Schedule of Investments [Line Items]
Unrealized gain (loss)	2,406	(1,732)	(609)	129
Townsquare | MSGE SPINCO, INC [Member]
Schedule of Investments [Line Items]
Unrealized gain (loss)					(14,629)	26,563	(2,920)
Draftkings
Schedule of Investments [Line Items]
Unrealized gain (loss)	5,104	(6,956)	4,916	(28,432)
Realized gain (loss) — DraftKings	$ 214	$ 0	$ 1,703	0
Supplemental information on realized gain:
Shares of common stock sold — DraftKings	29	0	229
Cash proceeds from common stock sold — DraftKings	$ 550	$ 0	$ 4,369	$ 0
Draftkings | MSGE SPINCO, INC [Member]
Schedule of Investments [Line Items]
Unrealized gain (loss)					(35,213)	26,942	34,197
Realized gain (loss) — DraftKings					$ 0	$ (2,327)	$ 6,351
Supplemental information on realized gain:
Shares of common stock sold — DraftKings					0	420	197
Cash proceeds from common stock sold — DraftKings					$ 0	$ 22,079	$ 7,659